EASTERLY SNOW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 114.6%
	AEROSPACE & DEFENSE - 1.0%
1,910	Lockheed Martin Corporation, B	$ 1,011,173

	APPAREL & TEXTILE PRODUCTS - 1.3%
11,817	PVH Corporation	1,280,608

	AUTOMOTIVE - 2.0%
34,790	Phinia, Inc.	1,951,023

	BANKING - 13.9%
29,670	Bank of America Corporation	1,409,622
38,740	Citigroup, Inc.	2,745,504
65,770	Columbia Banking System, Inc.	2,039,528
17,000	JPMorgan Chase & Company	4,245,240
38,873	Wells Fargo & Company	2,960,956
		13,400,850
	BIOTECH & PHARMA - 10.1%
6,154	AbbVie, Inc.	1,125,751
8,400	Amgen, Inc.	2,376,108
15,830	Johnson & Johnson	2,453,808
700,000	Optinose, Inc.(a)	350,070
51,380	Pacira BioSciences, Inc.(a)	868,836
52,696	Sanofi - ADR	2,555,229
		9,729,802
	CHEMICALS - 2.9%
102,130	Ecovyst, Inc.(a)	811,934
15,240	FMC Corporation	900,532
12,500	International Flavors & Fragrances, Inc.	1,141,999
		2,854,465
	ELECTRIC UTILITIES - 3.0%
18,000	Vistra Corporation	2,877,120

	ELECTRICAL EQUIPMENT - 3.1%
13,400	Atkore, Inc.	1,263,754

EASTERLY SNOW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 114.6% (Continued)
	ELECTRICAL EQUIPMENT - 3.1% (Continued)
53,220	Sensata Technologies Holding plc	$ 1,710,491
		2,974,245
	GAS & WATER UTILITIES - 2.1%
67,050	UGI Corporation	2,036,309

	HEALTH CARE FACILITIES & SERVICES - 0.4%
5,800	Centene Corporation(a)	348,000

	HOME & OFFICE PRODUCTS - 1.6%
13,470	Whirlpool Corporation	1,500,827

	HOUSEHOLD PRODUCTS - 2.8%
112,540	Kenvue, Inc.	2,709,963

	INDUSTRIAL SUPPORT SERVICES - 3.1%
14,360	WESCO International, Inc.	3,038,145

	INSURANCE - 8.8%
66,420	CNO Financial Group, Inc.	2,650,158
14,490	Hartford Financial Services Group, Inc. (The)	1,786,762
49,190	Lincoln National Corporation	1,748,213
26,375	MetLife, Inc.	2,327,066
		8,512,199
	INTERNET MEDIA & SERVICES - 1.1%
33,110	Match Group, Inc.(a)	1,084,021

	LEISURE FACILITIES & SERVICES - 1.5%
27,150	Las Vegas Sands Corporation	1,440,579

	METALS & MINING - 7.1%
22,040	Agnico Eagle Mines Ltd.	1,860,617
137,886	Alamos Gold, Inc., Class A	2,595,014
830,222	B2Gold Corporation	2,391,039
		6,846,670

EASTERLY SNOW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2024

Shares		Fair Value
	COMMON STOCKS — 114.6% (Continued)
	OIL & GAS PRODUCERS - 22.0%
19,308	ConocoPhillips	$ 2,091,829
40,176	Coterra Energy, Inc.	1,073,503
16,900	Delek US Holdings, Inc.	321,945
62,900	EQT Corporation	2,858,176
25,071	Expand Energy Corporation	2,481,026
8,400	Exxon Mobil Corporation	990,864
10,000	HF Sinclair Corporation	409,300
13,185	Marathon Petroleum Corporation	2,058,838
47,370	Northern Oil and Gas, Inc.	2,060,121
71,180	Range Resources Corporation	2,543,973
88,209	Suncor Energy, Inc.	3,482,492
169,090	Veren, Inc.	896,177
		21,268,244
	RETAIL - CONSUMER STAPLES - 0.8%
10,900	Dollar Tree, Inc.(a)	776,843

	RETAIL - DISCRETIONARY - 1.4%
9,800	Advance Auto Parts, Inc.	405,230
3,050	Lululemon Athletica, Inc.(a)	978,013
		1,383,243
	SEMICONDUCTORS - 2.7%
13,510	Advanced Micro Devices, Inc.(a)	1,853,234
31,800	Photronics, Inc.(a)	792,138
		2,645,372
	SOFTWARE - 5.9%
5,666	Check Point Software Technologies Ltd.(a)	1,031,212
65,651	Open Text Corporation	1,997,760
6,890	Oracle Corporation	1,273,548
16,930	Zoom Video Communications, Inc., Class A(a)	1,399,942
		5,702,462
	SPECIALTY FINANCE - 0.7%
100,000	UWM Holdings Corporation	651,000

EASTERLY SNOW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2024

Shares				Fair Value
	COMMON STOCKS — 114.6% (Continued)
	STEEL - 4.9%
77,243	Commercial Metals Company			$ 4,765,121

	TECHNOLOGY HARDWARE - 5.8%
27,920	Cisco Systems, Inc.			1,653,143
11,000	Dell Technologies, Inc., Class C			1,403,490
46,690	NCR Atleos Corporation(a)			1,531,899
8,019	NetApp, Inc.			983,450
				5,571,982
	TRANSPORTATION & LOGISTICS - 3.2%
25,680	Delta Air Lines, Inc.			1,638,898
11,040	United Parcel Service, Inc., B			1,498,349
				3,137,247
	TRANSPORTATION EQUIPMENT - 1.4%
11,575	PACCAR, Inc.			1,354,275

	TOTAL COMMON STOCKS (Cost $82,156,058)			110,851,788

	EXCHANGE-TRADED FUNDS — 2.1%
	EQUITY - 2.1%
42,300	VanEck Junior Gold Miners ETF			2,016,864

	TOTAL EXCHANGE-TRADED FUNDS (Cost $1,596,373)			2,016,864

Principal Amount ($)		Coupon Rate (%)	Maturity
	CONVERTIBLE BONDS — 0.3%
	BIOTECH & PHARMA — 0.3%
400,000	Pacira BioSciences, Inc.(b)	2.1250	05/15/29	326,120

	TOTAL CONVERTIBLE BONDS (Cost $302,257)			326,120

EASTERLY SNOW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2024

Principal Amount ($)				Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 2.9%
	OIL & GAS SERVICES & EQUIPMENT — 0.9%
1,000,000	Transocean, Inc.			6.8000	03/15/38	$ 837,819

	RETAIL - DISCRETIONARY — 0.7%
1,000,000	Kohl's Corporation			5.5500	07/17/45	645,949

	SPECIALTY FINANCE — 1.3%
500,000	Ally Financial, Inc. Series B			4.7000	08/15/69	472,785
1,000,000	Ally Financial, Inc.			4.7000	08/15/69	871,853
						1,344,638
	TOTAL CORPORATE BONDS (Cost $2,377,893)					2,828,406

	TOTAL INVESTMENTS - 119.9% (Cost $86,432,581)					$ 116,023,178
	CALL OPTIONS WRITTEN - (2.5)% (Premiums received - $1,071,386)					(2,389,210)
	PUT OPTIONS WRITTEN - (0.2)% (Premiums received - $278,326)					(181,820)
	LIABILITIES IN EXCESS OF OTHER ASSETS - (17.2)%					(16,677,103)
	NET ASSETS - 100.0%					$ 96,775,045

Contracts(c)
	WRITTEN EQUITY OPTIONS - (2.7)%	Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	CALL OPTIONS WRITTEN- (2.5)%
60	Advanced Micro Devices, Inc.	JEF	12/20/2024	$ 175	$ 1,050,000	$ 1,200
350	Alamos Gold, Inc.	JEF	12/20/2024	18	630,000	39,550
350	Alamos Gold, Inc.	JEF	01/17/2025	23	787,500	3,500
25	Amgen, Inc.	JEF	01/17/2025	350	875,000	750
25	Amgen, Inc.	JEF	03/21/2025	370	925,000	2,025
80	Citigroup, Inc.	JEF	12/20/2024	65	520,000	50,000
100	Citigroup, Inc.	JEF	03/21/2025	75	750,000	23,800
250	Commercial Metals Company	JEF	12/20/2024	55	1,375,000	182,500
250	Commercial Metals Company	JEF	12/20/2024	65	1,625,000	26,875
55	Dell Technologies, Inc.	JEF	01/17/2025	150	825,000	6,325
125	Delta Air Lines, Inc.	JEF	03/21/2025	55	687,500	140,000
200	EQT Corporation	JEF	03/21/2025	43	860,000	100,000
65	International Flavors & Fragrances, Inc.	JEF	12/20/2024	110	715,000	975
30	JPMorgan Chase & Company	JEF	03/21/2025	235	705,000	68,310
10	Lockheed Martin Corporation	JEF	12/20/2024	550	550,000	2,050
80	NetApp, Inc.	JEF	12/20/2024	120	960,000	41,440
35	Oracle Corporation	JEF	12/20/2024	155	542,500	109,550
35	PACCAR, Inc.	JEF	02/21/2025	120	420,000	16,800
5	Phinia, Inc.	JEF	12/20/2024	53	26,250	2,200
180	Range Resources Corporation	JEF	12/20/2024	43	774,000	5,850

EASTERLY SNOW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2024

Contracts(c) (continued)
	WRITTEN EQUITY OPTIONS - (2.7)% (Continued)	Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	CALL OPTIONS WRITTEN- (2.5)% (Continued)
180	Vistra Corporation	JEF	01/17/2025	$ 95	$ 1,710,000	$ 1,182,600
80	Wells Fargo & Company	JEF	12/20/2024	60	480,000	137,200
50	WESCO International, Inc.	JEF	12/20/2024	175	875,000	187,750
42	WESCO International, Inc.	JEF	12/20/2024	200	840,000	57,960
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $1,071,386)					2,389,210

	PUT OPTIONS WRITTEN - (0.2)%
12	ASML Holding N.V.	JEF	03/21/2025	$ 700	$ 840,000	$ 65,520
150	Centene Corporation	JEF	03/21/2025	58	862,500	48,300
55	Dell Technologies, Inc.	JEF	01/17/2025	110	605,000	5,830
70	Dollar Tree, Inc.	JEF	12/20/2024	65	455,000	22,750
70	Dollar Tree, Inc.	JEF	12/20/2024	70	490,000	38,850
20	Lululemon Athletica, Inc.	JEF	12/20/2024	220	440,000	570
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $278,326)					181,820

	TOTAL EQUITY OPTIONS WRITTEN (Proceeds - $1,349,712)					$ 2,571,030

EASTERLY SNOW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF SECURITIES SOLD SHORT (Unaudited)
November 30, 2024

Shares		Fair Value
	COMMON STOCKS — (5.9)%
	ASSET MANAGEMENT - (1.2)%
(6,700)	Ares Management Corporation, Class A	$ (1,184,091)

	HOUSEHOLD PRODUCTS - (1.3)%
(12,800)	Colgate-Palmolive Company	(1,236,864)

	INSTITUTIONAL FINANCIAL SERVICES - (1.2)%
(1,900)	Goldman Sachs Group, Inc. (The)	(1,156,283)

EASTERLY SNOW LONG/SHORT OPPORTUNITY FUND
SCHEDULE OF SECURITIES SOLD SHORT (Unaudited) (Continued)
November 30, 2024

Shares		Fair Value
	COMMON STOCKS — (5.9)% (Continued)
	METALS & MINING - (0.9)%
(14,700)	Rio Tinto PLC - ADR	$ (923,748)

	OIL & GAS PRODUCERS - (0.9)%
(4,140)	EOG Resources, Inc.	(551,696)
(19,930)	Permian Resources Corporation	(312,104)
		(863,800)
	RETAIL - DISCRETIONARY - (0.4)%
(325)	O'Reilly Automotive, Inc.	(404,047)

	EXCHANGE-TRADED FUNDS — (28.0)%
	COMMODITY - (3.7)%
(14,500)	SPDR Gold Shares	(3,561,055)

	EQUITY - (24.3)%
(16,700)	iShares Russell 1000 Value ETF	(3,336,493)
(12,600)	iShares Russell 2000 Value ETF	(2,272,158)
(7,980)	iShares Russell 3000 ETF	(2,762,676)
(27,350)	Vanguard S&P 500 ETF	(15,136,858)
		(23,508,185)

	TOTAL SECURITIES SOLD SHORT - (Proceeds - $27,921,682)	$ (32,838,073)

ADR	- American Depositary Receipt
ETF JEF	- Exchange-Traded Fund - Jefferies
LTD	- Limited Company
NV	- Naamioze Vennootschap
PLC	- Public Limited Company
SPDR	- Standard & Poor's Depositary Receipt

(a)	Non-income producing security.
(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of November 30, 2024 the total market value of 144A securities is $326,120 or 0.3% of net assets.
(c)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.